BUSINESS SEGMENTS - (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of continuing operations by reportable segment
The following table sets forth certain financial information relating to our continuing operations by reportable segment (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Revenue:
Ready-mixed concrete
Sales to external customers	$473,767	$387,979
Intersegment sales	40	77
Aggregate products
Sales to external customers	18,261	13,419
Intersegment sales	13,736	10,458
Total Reportable Segment Revenue	505,804	411,933
Other products and eliminations	25,243	33,871
Total revenue	$531,047	$445,804

Loss from Continuing Operations:
Reportable Segment Adjusted EBITDA:
Ready-mixed concrete	$41,486	$22,205
Aggregate products	4,142	3,203
Total reportable segment adjusted EBITDA	45,628	25,408

Other products and eliminations income (loss) from operations	116	(2,054)
Corporate loss from operations	(30,057)	(22,274)
Depreciation, depletion and amortization for reportable segments	(12,549)	(14,610)
Interest expense, net	(11,344)	(11,057)
Corporate loss on early extinguishment of debt	(2,630)	—
Corporate derivative (loss) income	(19,725)	13,422
Corporate, other products and eliminations other income, net	1,052	236
Loss from continuing operations before income taxes	$(29,509)	$(10,929)

Capital Expenditures:
Ready-mixed concrete	$5,232	$5,197
Aggregate products	1,752	478
Other products and corporate	1,036	248
Total capital expenditures	$8,020	$5,923

Revenue by Product:
Ready-mixed concrete	$473,767	$387,979
Aggregate products	18,261	13,419
Precast concrete products	13,826	17,768
Building materials	11,363	10,647
Lime	6,762	6,531
Hauling	4,729	6,169
Other	2,339	3,291
Total revenue	$531,047	$445,804

	2012	2011
Identifiable Assets (as of December 31):
Ready-mixed concrete	$75,469	$69,508
Aggregate products	34,316	35,289
Other products and corporate	11,086	21,428
Total Identifiable assets	$120,871	$126,225